Fees Summary	Sep. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 900,000,000
Previously Paid Amount	0
Total Fee Amount	137,790
Total Offset Amount	0
Net Fee	$ 137,790